Contributions - Summary of Contributions to the Plan (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Contribution [Line Items]
Employer contributions	$ 4,600,000
Participant salary deferrals	6,298,468
Participant rollovers	1,247,877
Total participant contributions	7,546,345
Total contributions	12,146,345
Nonparticipant Directed
EBP, Contribution [Line Items]
Employer contributions	4,600,000
Participant salary deferrals	0
Participant rollovers	0
Total participant contributions	0
Total contributions	4,600,000
Participant Directed
EBP, Contribution [Line Items]
Employer contributions	0
Participant salary deferrals	6,298,468
Participant rollovers	1,247,877
Total participant contributions	7,546,345
Total contributions	$ 7,546,345